Pay vs Performance Disclosure - USD ($)			1 Months Ended	12 Months Ended
		Nov. 20, 2023	Feb. 06, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure [Table]
Disclosure - Pay vs Performance Disclosure

	Summary		Summary		Summary		Summary		Average Summary	Average	Value of Initial Fixed $100 Investment Based On:
Year	Compensation Table Total for First PEO (1)(5)	Compensation Actually Paid to First PEO (1)(6)	Compensation Table Total for Second PEO (2)(5)	Compensation Actually Paid to Second PEO (2)(6)	Compensation Table Total for Third PEO (3)(5)	Compensation Actually Paid to Third PEO (3)(6)	Compensation Table Total for Fourth PEO (4)(5)	Compensation Actually Paid to Fourth PEO (4)(6)	Compensation Table Total for Non-PEO NEOs (7)	Compensation Actually Paid to Non-NEO PEOs (8)	Total Shareholder Return (9)	Peer Group Total Shareholder Return (9)	Net Income (millions) (10)	Revenue (thousands) (11)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)	(j)	(k)	(l)	(m)	(n)	(o)
2023	$0	$0	$0	$0	$9,130,202	$(1,220,844)	$876,033	$944,628	$3,777,180	$712,844	$24.20	$103.05	$(100.1)	$397,991
2022	$0	$0	$3,464,119	$(19,754,948)	$10,361,434	$6,734,905	$0	$0	$2,494,664	$(5,247,651)	$70.82	$72.36	$44.2	$365,876
2021	$26,526,940	$2,973,403	$0	$0	$0	$0	$0	$0	$6,616,186	$9,523,295	$188.02	$114.92	$(378.7)	$260,086

Company Selected Measure Name				revenue
Named Executive Officers, Footnote [Text Block]

(1)	The first PEO is Clinton Carnell, who served as our PEO in 2021. Any Stock or Option Awards granted in the year were forfeited in the year, and therefore, had a zero value as of the end of the year. Compensation Actually Paid reflects the sum of Salary and All Other Compensation for the year.

(2)	The second PEO is Brenton L. Saunders, who served as our Interim CEO from January 1, 2022 to February 6, 2022.

(3)	The third PEO is Andrew Stanleick, who served as our PEO for the remainder of 2022 after Mr. Saunders resumed his role as our Executive Chairman for the fiscal year of 2022.

(4)	The fourth PEO is Marla Beck, who became our PEO effective November 20, 2023.

(5)	Represents the total compensation paid to our PEO in each listed year, as shown in our Summary Compensation Table for such listed year.

Peer Group Issuers, Footnote [Text Block]

(9)	Total shareholder return is calculated by assuming that a $100 investment was made on the day prior to the first fiscal year reported below and reinvesting all dividends until the last day of each reported fiscal year. Peer Group Total Shareholder Return is based on the S&P Consumer Discretionary Select Sector Index, which is what we have used for Item 201(e) purposes in our Annual Report.

Adjustment To PEO Compensation, Footnote [Text Block]

(6)	Compensation actually paid does not mean that our PEO was actually paid those amounts in the listed year, but this is a dollar amount derived from the starting point of Summary Compensation Table total compensation under the methodology prescribed under the relevant rules as shown in the adjustment table below.

	2021	2022		2023
	PEO 1 ($)	PEO 2 ($)	PEO 3 ($)	PEO 3 ($)	PEO 4 ($)
Summary Compensation Table Total(a)	26,526,940	3,464,119	10,361,434	9,130,202	876,033
Subtract Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year(b)	(23,553,537)	(2,984,131)	(8,857,355)	(6,454,464)	(649,993)
Add Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year(c)	0	1,883,965	4,626,669	0	604,646
Adjust for Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years(c)	0	(18,760,356)	0	0	0
Adjust for Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year(c)	0	450,363	604,157	192,583	113,246
Adjust for Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year(c)	0	(3,808,908)	0	158,335	695
Subtract Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	0	0	0	(4,247,499)	0
Add Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	0	0	0	0	0
Compensation Actually Paid	2,973,403	(19,754,948)	6,734,905	(1,220,844)	944,628

(a)	We have not reported any amounts in our Summary Compensation Table with respect to “Change in Pension and Nonqualified Deferred Compensation” and, accordingly, the adjustments with respect to such items prescribed by the PvP Rules are not relevant to our analysis and no adjustments have been made.

(b)	The amounts reflect the aggregate grant-date fair value reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.

(c)	In accordance with PvP Rules, the fair values of unvested and outstanding equity awards to our NEOs were remeasured as of the end of each fiscal year, and as of each vesting date, during the years displayed in the table above. The assumptions used for determining the fair values shown in this table do not differ materially from those used to determine the fair values disclosed as of the grant date of such awards.

Option Awards: The range of estimates used in the option fair value calculations are as follows:

Assumption	2023	2022	2021
Expected Term	5.21 – 7.35	4.60 – 8.75	5.60 – 6.00
Volatility	72.96% - 100.32%	61.91% - 68.19%	53.52%
Dividend Yield	0%	0%	0%
Risk-Free Rate	3.33% - 3.80%	3.04% - 3.94%	1.32% - 1.35%

PSUs with Market Conditions: The range of estimates for performance-based awards with market conditions are as follows:

Assumption	2023	2022	2021
Volatility	110.05% - 129.92%	69.69% - 77.08%	56.06% - 57.17%
Dividend Yield	0%	0%	0%
Risk-Free Rate	4.13% - 4.67%	4.31%	1.02% - 1.08%

Average Total Compensation Amount for Non-PEO NEO	[1]			$ 3,777,180	$ 2,494,664	$ 6,616,186
Non-PEO NEO Average Compensation Actually Paid Amount	[2]			$ 712,844	(5,247,651)	9,523,295
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

(7)	This figure is the average of the total compensation paid to our NEOs other than our PEO in each listed year, as shown in our Summary Compensation Table for such listed year. The names of the non-PEO NEOs in each year are listed in the table below.

2021-2022 NEOs	2023 NEOs
Liyuan Woo	Liyuan Woo
Indra Pamamull	Michael Monahan
Daniel Watson	Daniel Watson
Stephan Becker	Brad Hauser

(8)	This figure is the average of compensation actually paid for our NEOs other than our PEO in each listed year. Compensation actually paid does not mean that these NEOs were actually paid those amounts in the listed year, but this is a dollar amount derived from the starting point of Summary Compensation Table total compensation under the methodology prescribed under the SEC’s rules as shown in the table below, with the indicated figures showing an average of such figure for all NEOs other than our PEO in each listed year.

	2021	2022	2023
Summary Compensation Table Total(a)	$6,616,186	$2,494,664	$3,777,180
Subtract Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year(b)	(6,042,926)	(1,815,649)	(3,123,113)
Add Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year(c)	8,950,035	840,930	997,565
Adjust for Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years(c)	0	(4,047,912)	(332,003)
Adjust for Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year(c)	0	0	33,180
Adjust for Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year(c)	0	(662,834)	157,859
Subtract Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	0	(2,056,849)	(797,823)
Add Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	0	0	0
Compensation Actually Paid	$9,523,295	$(5,247,651)	$712,844

(a)	We have not reported any amounts in our Summary Compensation Table with respect to “Change in Pension” and, accordingly, the adjustments with respect to such items prescribed by the pay-versus-performance rules are not relevant to our analysis and no adjustments have been made.

(b)	The amounts reflect the aggregate grant-date fair value reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.

(c)	In accordance with PvP Rules, the fair values of unvested and outstanding equity awards to our NEOs were remeasured as of the end of each fiscal year, and as of each vesting date, during the years displayed in the table above. The assumptions used for determining the fair values shown in this table do not differ materially from those used to determine the fair values disclosed as of the grant date of such awards.

Relationship between Compensation Actually Paid (CAP) for PEO and NEOs (Average) vs. Cumulative TSR of Company and the Peer Group

Relationship between Compensation Actually Paid (CAP) for PEO and NEOs (Average) vs. Cumulative TSR of Company and the Peer Group

The following chart shows the relationship between Compensation Actually Paid to our PEO and Average Compensation Actually Paid to our Other NEOs and our TSR, as well as the relationship between our TSR and the TSR of our peer group.

Relationship between Compensation Actually Paid (CAP) for PEO and NEOs (Average) vs. Net Income

Relationship between Compensation Actually Paid (CAP) for PEO and NEOs (Average) vs. Net Income

The following chart shows the relationship between Compensation Actually Paid to our PEO and Average Compensation Actually Paid to our Other NEOs and Net Income.

Relationship between Compensation Actually Paid (CAP) for PEO and NEOs (Average) vs. Revenue

Relationship between Compensation Actually Paid (CAP) for PEO and NEOs (Average) vs. Revenue

The following chart shows the relationship between Compensation Actually Paid to our PEO and Average Compensation Actually Paid to our Other NEOs and Revenue.

Tabular List [Table Text Block]
•	Revenue;

•	Adjusted EBITDA; and

•	TSR

Total Shareholder Return Amount	[3]			$ 24.20	70.82	188.02
Peer Group Total Shareholder Return Amount	[3]			103.05	72.36	114.92
Net Income (Loss)	[4]			$ (100,100,000)	$ 44,200,000	$ (378,700,000)
Company Selected Measure Amount	[5]			397,991,000	365,876,000	260,086,000
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name				Revenue
Non-GAAP Measure Description [Text Block]

(11)	In the Company’s assessment, revenue is the financial performance measure that is the most important financial performance measure (other than total shareholder return and net income) used by the Company in 2023 to link compensation actually paid to performance. This is a change from 2022, where Adjusted EBITDA was used as the primary performance measure for the Company’s bonus structure because it functioned as a “gate” on whether the Company would pay out on bonuses in 2022. The Company’s bonus structure was adjusted in 2023 to remove any gate feature, and be majority weighted by revenue.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name				Adjusted EBITDA
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name				TSR
Subtract Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				$ (3,123,113)	$ (1,815,649)	$ (6,042,926)
Add Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				997,565	840,930	8,950,035
Adjust for Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(332,003)	(4,047,912)	0
Adjust for Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				33,180	0	0
Adjust for Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				157,859	(662,834)	0
Subtract Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(797,823)	(2,056,849)	0
Add Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				0	0	0
Clinton Carnell [Member]
Pay vs Performance Disclosure [Table]
Summary Compensation Total for PEO	[6],[7]			0	0	26,526,940
PEO Actually Paid Compensation Amount	[7],[8]			0	0	$ 2,973,403
PEO Name						Clinton Carnell
Clinton Carnell [Member] | Subtract Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount						$ (23,553,537)
Clinton Carnell [Member] | Add Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount						0
Clinton Carnell [Member] | Adjust for Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount						0
Clinton Carnell [Member] | Adjust for Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount						0
Clinton Carnell [Member] | Adjust for Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount						0
Clinton Carnell [Member] | Subtract Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount						0
Clinton Carnell [Member] | Add Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount						0
Brenton L Saunders [Member]
Pay vs Performance Disclosure [Table]
Summary Compensation Total for PEO	[6],[9]			0	3,464,119	0
PEO Actually Paid Compensation Amount	[8],[9]			0	(19,754,948)	0
PEO Name			Brenton L. Saunders
Brenton L Saunders [Member] | Subtract Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					(2,984,131)
Brenton L Saunders [Member] | Add Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					1,883,965
Brenton L Saunders [Member] | Adjust for Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					(18,760,356)
Brenton L Saunders [Member] | Adjust for Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					450,363
Brenton L Saunders [Member] | Adjust for Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					(3,808,908)
Brenton L Saunders [Member] | Subtract Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					0
Brenton L Saunders [Member] | Add Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					0
Andrew Stanleick [Member]
Pay vs Performance Disclosure [Table]
Summary Compensation Total for PEO	[6],[10]			9,130,202	10,361,434	0
PEO Actually Paid Compensation Amount	[8],[10]			(1,220,844)	$ 6,734,905	0
PEO Name					Andrew Stanleick
Andrew Stanleick [Member] | Subtract Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(6,454,464)	$ (8,857,355)
Andrew Stanleick [Member] | Add Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				0	4,626,669
Andrew Stanleick [Member] | Adjust for Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				0	0
Andrew Stanleick [Member] | Adjust for Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				192,583	604,157
Andrew Stanleick [Member] | Adjust for Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				158,335	0
Andrew Stanleick [Member] | Subtract Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(4,247,499)	0
Andrew Stanleick [Member] | Add Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				0	0
Marla Beck [Member]
Pay vs Performance Disclosure [Table]
Summary Compensation Total for PEO	[6],[11]			876,033	0	0
PEO Actually Paid Compensation Amount	[8],[11]			944,628	$ 0	$ 0
PEO Name		Marla Beck
Marla Beck [Member] | Subtract Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(649,993)
Marla Beck [Member] | Add Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				604,646
Marla Beck [Member] | Adjust for Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				0
Marla Beck [Member] | Adjust for Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				113,246
Marla Beck [Member] | Adjust for Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				695
Marla Beck [Member] | Subtract Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				0
Marla Beck [Member] | Add Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				$ 0

[1]	This figure is the average of the total compensation paid to our NEOs other than our PEO in each listed year, as shown in our Summary Compensation Table for such listed year. The names of the non-PEO NEOs in each year are listed in the table below.
[2]	This figure is the average of compensation actually paid for our NEOs other than our PEO in each listed year. Compensation actually paid does not mean that these NEOs were actually paid those amounts in the listed year, but this is a dollar amount derived from the starting point of Summary Compensation Table total compensation under the methodology prescribed under the SEC’s rules as shown in the table below, with the indicated figures showing an average of such figure for all NEOs other than our PEO in each listed year.
[3]	Total shareholder return is calculated by assuming that a $100 investment was made on the day prior to the first fiscal year reported below and reinvesting all dividends until the last day of each reported fiscal year. Peer Group Total Shareholder Return is based on the S&P Consumer Discretionary Select Sector Index, which is what we have used for Item 201(e) purposes in our Annual Report.
[4]	The dollar amounts reported are the Company’s net income reflected in the Company’s audited financial statements
[5]	In the Company’s assessment, revenue is the financial performance measure that is the most important financial performance measure (other than total shareholder return and net income) used by the Company in 2023 to link compensation actually paid to performance. This is a change from 2022, where Adjusted EBITDA was used as the primary performance measure for the Company’s bonus structure because it functioned as a “gate” on whether the Company would pay out on bonuses in 2022. The Company’s bonus structure was adjusted in 2023 to remove any gate feature, and be majority weighted by revenue.
[6]	Represents the total compensation paid to our PEO in each listed year, as shown in our Summary Compensation Table for such listed year.
[7]	The first PEO is Clinton Carnell, who served as our PEO in 2021. Any Stock or Option Awards granted in the year were forfeited in the year, and therefore, had a zero value as of the end of the year. Compensation Actually Paid reflects the sum of Salary and All Other Compensation for the year.
[8]	Compensation actually paid does not mean that our PEO was actually paid those amounts in the listed year, but this is a dollar amount derived from the starting point of Summary Compensation Table total compensation under the methodology prescribed under the relevant rules as shown in the adjustment table below.
[9]	The second PEO is Brenton L. Saunders, who served as our Interim CEO from January 1, 2022 to February 6, 2022.
[10]	The third PEO is Andrew Stanleick, who served as our PEO for the remainder of 2022 after Mr. Saunders resumed his role as our Executive Chairman for the fiscal year of 2022.
[11]	The fourth PEO is Marla Beck, who became our PEO effective November 20, 2023.